Net Long-Term Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred liabilities:
Theatre properties and equipment	$ 96,733	$ 92,466
Deferred intercompany sales	14,551	12,051
Intangible asset - other	23,944	24,749
Intangible asset - tradenames	115,939	116,333
Investment in partnerships	113,199	98,742
Total deferred liabilities	364,366	344,341
Deferred assets:
Deferred lease expenses	27,255	23,225
Theatre properties and equipment	5,884	5,910
Deferred revenue-NCM and Fandango	90,972	88,616
Capital lease obligations	54,551	51,211
Interest rate swap agreements	3,825	5,882
Tax loss carryforwards	7,700	10,602
Alternative minimum tax and other credit carryforwards	6,405	7,548
Other expenses, not currently deductible for tax purposes	30,724	23,750
Total deferred assets	227,316	216,744
Net deferred income tax liability before valuation allowance	137,050	127,597
Valuation allowance against deferred assets	13,326	15,443
Net deferred income tax liability	150,376	143,040
Foreign
Deferred assets:
Net deferred income tax liability	2,488	10,757
U.S
Deferred assets:
Net deferred income tax liability	$ 147,888	$ 132,283